Events Occurring After the Reporting Date	12 Months Ended
Jun. 30, 2023
Events Occurring After the Reporting Date [Abstract]
Events occurring after the Reporting Date

Note 20. Events occurring after the Reporting Date

On 30 June 2023, the company announced the transition of Mr. Paul Brennan from Non-Executive Director to Chairman, effective 1 July 2023. Dr. Roger Aston will continue on the Board, transitioning from Chairman to Non-Executive Director. Also effective on 1 July 2023, Mr. Paul Brennan assumed the special responsibilities as a member of the audit and risk committee and chair of the remuneration and nomination committee, replacing Dr. Roger Aston’s committee roles.

Immuron elected to not exercise its option to acquire 735,000 Ateria shares prior to the option expiry date of 31 July 2023.

On 9 August 2023, the Therapeutic Goods Administration (TGA) has given GMP Clearance for Immuron’s packaging supplier allowing Travelan® to be released for sale in Australia to retail pharmacy wholesalers and other customers.

No other matter or circumstance has occurred subsequent to period end that has significantly affected, or may significantly affect, the operations of the group, the results of those operations or the state of affairs of the group or economic entity in subsequent financial years.